HEDGING FINANCIAL INSTRUMENTS - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ratio adjustment percentage	100.00%
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ratio adjustment percentage	100.00%